8. Derivative Liabilities - Fair Value - Assumptions Used (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Minimum | Quarter One Report [Member]
Expected dividends		0.00%
Expected volatility		150.00%
Expected term		10 months
Risk free interest rate		0.67%
Maximum | Quarter One Report [Member]
Expected term		3 years 10 months
Risk free interest rate		1.65%
Commitment Date | Minimum | Quarter Three Report [Member]
Expected dividends	0.00%
Expected volatility	150.00%
Expected term	2 years
Risk free interest rate	0.29%
Commitment Date | Minimum | Quarter One Report [Member]
Expected dividends		0.00%
Expected volatility		150.00%
Expected term		2 years
Risk free interest rate		0.29%
Commitment Date | Maximum | Quarter Three Report [Member]
Expected term	5 years
Risk free interest rate	1.68%
Commitment Date | Maximum | Quarter One Report [Member]
Expected term		5 years
Risk free interest rate		1.68%
Remeasurement Date | Minimum | Quarter Three Report [Member]
Expected dividends	0.00%
Expected volatility	150.00%
Expected term	2 months
Risk free interest rate	0.64%
Remeasurement Date | Maximum | Quarter Three Report [Member]
Expected term	3 years 9 months
Risk free interest rate	1.37%